Feb. 28, 2025
BBH Limited Duration Fund
BBH Limited Duration Fund Summary
Investment Objective
The investment objective of the BBH Limited Duration Fund (the “Fund”) is to provide maximum total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class N and Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBH Limited Duration Fund		Class N Shares	Class I Shares
Management Fees		0.26%	0.26%
Shareholder Service Fee		0.20%	none
Distribution (12b-1) Fees		none	none
Other Expenses		0.03%	0.01%
Total Annual Fund Operating Expenses		0.49%	0.27%
Less Fee Waiver/Expense Reimbursement	[1]	(0.14%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.35%	0.27%
[1]	Brown Brothers Harriman & Co., through a separately identifiable department (the “Investment Adviser”), has contractually agreed to limit the Total Annual Fund Operating Expenses to 0.35% for Class N Shares through March 1, 2026 (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class N Shares and Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Class N Shares’ Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class N Shares and Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N Shares and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH Limited Duration Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	36	143	260	602
Class I Shares	28	87	152	343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), serves as the Fund’s investment adviser. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Adviser considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential excess return over a risk-free rate exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions, including those in emerging markets, and the U.S. Government, government agencies and government guaranteed issuers, as well as asset-backed securities, consisting of consumer loans, property loans/leases, auto-loans and credit card receivables. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans. The Fund may purchase mortgage-backed securities, including but not limited to residential mortgage-backed securities and commercial mortgage-backed securities, and sovereign debt when the Investment Adviser believes that the additional returns from these securities justify the risk of allocations to these asset classes. Typically, the duration of the Fund will be less than one year. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rate, a fixed income security’s price will change by 1% for every year of duration; therefore, the longer a security’s duration, the more sensitive it is to changes in interest rates.

To meet its investment objective, the Fund may invest in short-term agreements to buy or sell securities in order to buy or sell them back to the dealer at a higher price, known as repurchase agreements and reverse repurchase agreements. The Fund may also invest in money market instruments, commercial paper, and private placement securities, including Rule 144A, Regulation S and Regulation D securities, to meet its investment objective. The Fund is also permitted to invest in derivative instruments, consisting of U.S. Treasury Futures, forwards, credit default swaps and baskets of credit entities, known as a credit default index. The Fund may also invest a portion of its assets in convertible securities and preferred stock. Subject to applicable statutory and regulatory limitations, the Fund may invest in securities of other investment companies, consisting of shares of exchange-traded funds (“ETFs”) and notes issued by Business Development Companies (“BDCs”). The Fund’s investment in other investment companies may also include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund will invest primarily in investment grade securities but may invest in securities rated below investment grade, and their unrated equivalents, which are commonly referred to as “junk bonds”, when the Investment Adviser believes that the additional income from these securities justifies the higher risk.

As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors when evaluating investments in corporate notes and bonds, and in structured products. The Investment Adviser does not evaluate ESG factors for investments in investment companies and securities issued by the U.S. government and its agencies. ESG factors may include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

Principal Risks of the Fund
Fund Performance

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I shares from year to year. The table shows how the average annual returns of the Fund’s Class N Shares and Class I Shares for the periods indicated compared to a broad-based securities market index, as well as to a benchmark which reflects the duration of the Fund and a reference benchmark. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	3.98% in 2nd quarter of 2020
Lowest Performing Quarter:	(3.29)% in 1st quarter of 2020

Average Annual Total Returns (For the periods ended December 31, 2024)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Returns - BBH Limited Duration Fund	Label	1 Year	5 Years	10 Years
Class N Shares	Return Before Taxes	6.76%	3.42%	2.83%
Class N Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	4.69%	2.16%	1.72%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.22%	2.10%	1.68%
Class I Shares	Return Before Taxes	6.74%	3.48%	2.94%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	(0.33%)	1.35%
Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. 1-3 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	4.03%	1.36%	1.38%
Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Short-Term Corporate Index; 40% Bloomberg US Aggregate ABS Index; and 20% Bloomberg US Treasury Bills Index)	Reference Benchmark (an unmanaged weighted index comprised as follows: 40% Bloomberg Short-Term Corporate Index; 40% Bloomberg US Aggregate ABS Index; and 20% Bloomberg US Treasury Bills Index)	5.37%	2.47%	2.23%